Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	Aug. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2014	Jun. 30, 2012
Long-term Debt
Debt exchange new debentures amount	$ 1,720			$ 1,722
Debt exchange new debentures interest rate (as a percent)	3.803%			3.803%
Debt exchange cash paid	179			179
Debt exchange original debentures amount	1,330			1,325
2015		6,793
2016		6,050
2017		5,996
2018		3,317
2019		2,388
Interest paid on short-term and long-term borrowings		1,109	1,141	1,404
3.400% Senior Notes due in 2024
Long-term Debt
Notes					1,000
Debt instrument, interest rate (as a percent)					3.40%
4.300% Senior Notes due in 2044
Long-term Debt
Notes					500
Debt instrument, interest rate (as a percent)					4.30%
4.750% Senior Notes due in 2064
Long-term Debt
Notes					500
Debt instrument, interest rate (as a percent)					4.75%
0.950% Senior Notes due in 2015
Long-term Debt
Notes						500
Debt instrument, interest rate (as a percent)						0.95%
1.500% Senior Notes due in 2017
Long-term Debt
Notes						500
Debt instrument, interest rate (as a percent)						1.50%
2.600% Senior Notes due 2022
Long-term Debt
Notes						500
Debt instrument, interest rate (as a percent)						2.60%
Machinery, Energy & Transportation
Long-term Debt
2015		510
2016		543
2017		509
2018		906
2019		7
Financial Products
Long-term Debt
Commercial paper outstanding, classified as long-term		0	0	0
Medium-term notes, weighted-average interest rate (as a percent)		2.40%
Medium-term notes, maximum remaining maturity (in years)		12 years
2015		6,283
2016		5,507
2017		5,487
2018		2,411
2019		$ 2,381